INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended			87 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2015
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Individual income tax rate (as a percent)		35.00%	35.00%	35.00%
Hong Kong | Bayley & Jackson (Hong Kong)
Income taxes
Income tax rate (as a percent)		16.50%
Hong Kong | MediFast
Income taxes
Income tax rate (as a percent)		16.50%
Hong Kong | WA Health Care
Income taxes
Income tax rate (as a percent)		16.50%
Hong Kong | Yuanhua HK (HongKong)
Income taxes
Income tax rate (as a percent)		16.50%
PRC
Income taxes
Income tax rate (as a percent)					25.00%
Withholding tax rate (as a percent)		10.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate		25.00%
Reduced withholding tax rate, if 25% or more equity interest in a PRC-resident enterprise is held by a qualified Hong Kong tax resident (as a percent)		5.00%
Aggregate undistributed earnings of Company's subsidiaries	$ 4,246	$ 4,246			$ 4,246
Accrued deferred tax liability	0	0			0
Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries	$ 90,876	$ 90,876			$ 90,876
PRC | iKang Shenzhen Nanshan
Income taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Luohu
Income taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Futian
Income taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Shenzhen Kefa
Income taxes
Individual income tax rate (as a percent)		35.00%
PRC | iKang Chengdu Waishuangnan
Income taxes
Preferential tax rate (as a percent)	15.00%
PRC | iKang Chengdu Jinjiang
Income taxes
Preferential tax rate (as a percent)	15.00%
PRC | Chengdu Gaoxin iKang West City
Income taxes
Preferential tax rate (as a percent)	15.00%
PRC | iKang Chongqing
Income taxes
Preferential tax rate (as a percent)	15.00%